General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 1,070,109	$ 1,004,899
Professional Services [Member]
General and administrative expenses	443,883	461,840
Share Based Compensation [Member]
General and administrative expenses	416,996	283,910
Legal Expenses [Member]
General and administrative expenses	67,492	125,753
Insurance [Member]
General and administrative expenses	63,380	54,367
Rent and Office Maintenance [Member]
General and administrative expenses	11,135	38,080
Levies and Tolls [Member]
General and administrative expenses	28,477	8,601
Communications [Member]
General and administrative expenses	1,679	1,910
Depreciation [Member]
General and administrative expenses	13,914	2,133
Travel Expenses [Member]
General and administrative expenses	5,305	15,310
Other Expenses [Member]
General and administrative expenses	$ 17,848	$ 12,995